Investment in Associates	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Investment in Associates

14. INVESTMENT IN ASSOCIATES
The following table shows a continuity of the Company's investment in Maverix and its investment in other associates:

	2019	2018
Balance of investment in Maverix, December 31,	$69,116	$53,567
Dilution gains (1)	13,438	15,158
Income in associate	1,765	391
Balance of investment in Maverix, December 31,	$84,319	$69,116
Balance of investment in other (2)	$—	$1,450
	$84,319	$70,566

(1)	Includes adjustment for change in ownership interest.

(2)
The Company sold its interest in an equity investee for $5 million in May 2019 resulting in a gain of $3.6 million recorded in gains (losses) on sale of mineral, properties, plant and equipment on the Consolidated Income Statements.

Investment in Maverix:
The Company's warrant liability representing in substance ownership interest in Maverix was $15.0 million as at December 31, 2019 (2018 - $14.7 million). The Company's share of Maverix income was recorded based on its fully diluted ownership which averaged 26% for the year ended December 31, 2019 (2018 - 34%).
Deferred Revenue:
Deferred revenue relates to precious metal streams whereby the Company will sell 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage, to Maverix for $650 and $450 per ounce, respectively (the "Streams"). The deferred revenue liability recognized by the Company is the portion of the deferred revenue to be paid to Maverix owners other than Pan American through its ownership in Maverix.
The Company will recognize the deferred revenue related to the Streams as revenue as the gold ounces are delivered to Maverix. As at December 31, 2019, the deferred revenue liability was $12.5 million (December 31, 2018 - $13.3 million).
The Company recognized $0.7 million during the year ended December 31, 2019 (2018 - $0.6 million), for the delivery of 3,758 ounces (2018 - 3,968 ounces) from La Colorada to Maverix. All transactions with Maverix were in the normal course and measured at exchange amounts, which were the amounts of consideration established and agreed to by the Company and Maverix.
Income Statement Impacts:
The Company recognized dilution gains of $13.5 million for the year ended December 31, 2019 (2018 - gains of $13.3 million) recorded in share of loss from associate and dilution gain.
For the year ended December 31, 2019, the Company also recognized its share of income from associate of $1.8 million (2018 - $0.4 million income), which represents the Company's proportionate share of Maverix's income (loss) during the year.